John Hancock Institutional Series Trust
               Supplement to the Prospectus dated January 10, 2000


John Hancock Active Bond Fund

On page 4, the "Portfolio Managers" section for the John Hancock Active Bond Fund has been changed as follows:

       PORTFOLIO MANAGERS

       James K. Ho, CFA

       Executive vice president of adviser
       Joined team in 1995
       Joined adviser in 1985
       Began business career in 1977


       Benjamin A. Matthews

       Vice president of adviser
       Joined team in 1995
       Joined adviser in 1995
       Began business career in 1970



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